UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2014

Item 1. Report to Stockholders.

ANNOUNCING
VILLX WINS
THREE IN A ROW

VILLX & VLEQX
Semi-Annual Report	February 28, 2014

VILLERE AND COMPANY HAS DONE IT AGAIN

The Villere Balanced Fund (VILLX) has been awarded its third consecutive Lipper Fund
Award for the Best Mixed-Asset Target Allocation Growth Fund.  Earned for Highest
Consistent Return, risk-adjusted for 2014 as of 11/30/13: among 151 (3yr) & 140 (5yr); for 2013 as of 11/30/2012 among 151 (3yr) & 144 (5yr); and for 2012 as of 11/30/11 among 139 (3yr) & 134 (5yr) mixed-asset target allocation growth funds, respectively.

For more than 100 years, Villere & Co. has demonstrated longevity and strength.  Working on behalf of high-net-worth individuals and not-for-profit organizations, Villere & Co. uses diligent decision making to identify value-priced stocks positioned for long-term growth.

Find out more and read national media coverage at villere.com.

Each Lipper average represents a universe of Funds with similar investment objectives.  Rankings for the periods shown are based on Fund total returns, dividends and distributions reinvested and do not reflect sales charges.

A Lipper Fund Award is awarded to one fund in each Lipper classification for achieving the strongest trend of consistent risk-adjusted performance against its classification peers over a three, five or ten-year period.

Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Lipper.  Users acknowledge that they have not relied upon any warranty, condition, guarantee, or representation made by Lipper.  Any use of the data for analyzing, managing, or trading financial instruments is at the user’s own risk.  This is not an offer to buy or sell securities.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service.

The Lipper Fund Awards are part of the Thomson Reuters Awards for Excellence, a global family of awards that celebrate exceptional performance throughout the professional investment community.  The Thomson Reuters Awards for Excellence recognize the world’s top funds, fund management firms, sell-side firms, research analysts and investor relations teams.  The Thomson Reuters Awards for Excellence also include the Extel Survey Awards, the StarMine Analyst Awards, and the StarMine Broker Rankings.  For more information, please contact markets.awards@thomsonreuters.com or visit excellence.thomsonreuters.com

Villere Funds

Table of Contents

A Message to Our Shareholders	2

Sector Allocation	8

Expense Example	9

Schedules of Investments	11

Statements of Assets and Liabilities	19

Statements of Operations	20

Statements of Changes in Net Assets	21

Financial Highlights	23

Notes to Financial Statements	25

Additional Information	34

Villere Funds

March 28, 2014

To Our Fellow Shareholders:

As a reminder, we launched the Balanced Fund in 1999 to invest in both stocks and bonds.  In 2013, we decided to introduce the Equity Fund for investors that were not interested in bonds.  Generally speaking, the stocks held in the Villere Equity Fund will be similar (but not identical) to the equity portion of the Villere Balanced Fund.

Villere Balanced Fund Performance

As of February 28, 2014, the Villere Balanced Fund had a one-year return of 18.23%, a five-year annualized return of 23.98%, a ten-year annualized return of 8.71%, and annualized return since inception of 9.32%.  Put simply, the market has performed very well, and the Fund has historically significantly outperformed the S&P 500 and the majority of our peers, as represented by the Lipper Balanced Fund Index, the Morningstar Moderate Allocation Category, and Bloomberg’s Balanced Fund Category.

					Since
Average Annual Total Returns					Inception
for Period Ending 2/28/14	6 Mos.	1 Year	5 Years	10 Years	9/30/99
Villere Balanced Fund	8.07%	18.23%	23.98%	8.71%	9.32%
Barclays Capital Intermediate
Government/Credit
Bond Index	2.10%	0.31%	4.44%	4.05%	5.21%
Lipper Balanced Fund Index	10.38%	14.40%	15.59%	6.06%	5.30%
S&P 500® Index	15.07%	25.37%	23.00%	7.16%	4.56%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Current performance data to the most recent month end may be obtained by visiting www.villere.com.  Gross expense ratio for the Villere Balanced Fund is 0.92% as stated in the prospectus dated December 31, 2013.

Specifically, according to Bloomberg, compared to our Balanced Fund Catergory for the periods ending February 28, 2014, the Fund was the #25 ranked fund (out of 186 funds) for the year, the #1 ranked fund (out of 178 funds) over the last five years, and the #3 ranked fund (out of 115 funds) over the last 10 years, based on total returns.  As of the same date, Morningstar has

Villere Funds

the top 8% of its Moderate Allocation category (among 878 funds) for the one-year period, the top 1% (among 670 funds) for the five-year period and 2% (out of 430 funds) over the last 10 years, based on total returns.  While we’re exceedingly proud of our past performance, we are aware that it is not indicative of future results.  We are focused on seeking to identify tomorrow’s winners.

The stock market has continued its strong recovery, with the S&P 500 up a stunning 179% since its bottom on March 6, 2009.  In the twelve months ending February 28, 2014, the S&P 500 was up 25%.  Given this massive rally, investors are justifiably concerned that a market correction is coming.  While we have no crystal ball, we continue to be optimistic about the U.S. economy, and believe that a carefully constructed portfolio of great companies is the right place to invest.

Villere Equity Fund Performance

February 28, 2014 marked the end of the third quarter of operations for the Villere Equity Fund.  The Fund has returned 10.80% since inception, compared to a return of 22.66% by the Lipper Mid Gap Growth Fund Index and 15.85% by the S&P 500.

		Since
		Inception
Total Returns for Period Ending 2/28/14	6 Mos.	5/31/13
Villere Equity Fund	7.68%	10.80%
Lipper Mid-Cap Growth Fund Index	18.22%	22.66%
S&P 500® Index	15.07%	15.85%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Current performance data to the most recent month end may be obtained by visiting www.villere.com.  Gross expense ratio for the Villere Equity Fund is 2.41% as stated in the prospectus dated December 31, 2013.

Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.

While we believe that three quarters is not enough to reach any meaningful conclusions about our investment acumen, we are disappointed with these results, and will discuss the primary drivers of the underperformance in this letter.

Villere Funds

General Discussion

As you may recall, our dream investment is a U.S.-domiciled publicly traded company that dominates its niche, is run by a terrific management team, is growing earnings, has little or no debt, and is valued reasonably.  Suffice it to say, we are not the only investors seeking such an investment.  We often rely on our long-term perspective to buy stocks that face short-term issues that frighten away other investors, thus allowing the shares to trade at attractive valuations.  Another key tenet of our philosophy is to build portfolios of only our best ideas, and to hold stocks until our thesis changes or we consider the share price to be unsustainably high.  We typically hold stocks for three to five years or more.  In addition to minimizing trading costs, this tends to create a lower tax burden for our taxable investors.

During the last six months we acquired two new stocks in both funds: Sanchez Energy and LKQ, and one additional stock, Pinnacle Foods, in Villere Balanced Fund.  Sanchez Energy is our second holding (Oasis being the first) that participates in unconventional drilling.  Like Oasis, we believe Sanchez has a high quality management team and is focused more on oil than on natural gas.  Unlike Oasis, Sanchez is focused on drilling its 120,000 acres in the Eagle Ford Shale in Texas, and is slowly beginning to drill its 40,000 acres in the Tuscaloosa Marine Shale (TMS) here in Louisiana and in Mississippi.  We like the proven economics of the Texas acreage, and feel that investors have ignored the potential upside of the TMS acreage.

LKQ is a distributor of refurbished and recycled auto parts in the United States and in Europe.  Essentially, when you get in a fender bender, your collision repair center calls LKQ with the confidence that they will (a) have the part in inventory, (b) offer a price at a substantial (25-50%) discount to the price they’d get from the manufacturer, and (c) be able to get the part within 24 hours.  We were initially attracted to the company due to its strong free cash flows, low debt, dominant market position due to their unmatched distribution network, and solid growth.  Unfortunately, we felt that the shares were fully valued.  When the share price fell earlier this year, we initiated our position, and expect to own shares in LKQ for the long haul.

We initially bought Pinnacle Foods when Blackstone, a private equity fund, sold shares in a secondary public offering in December 2013.  Pinnacle Foods owns such brands as Duncan Hines cake mixes and frostings, Vlasic pickles, Birds Eye frozen vegetables, Log Cabin and Mrs. Butterworth’s syrup, and Wish-Bone salad dressings, among others.  At least one of Pinnacle’s brands can be found in over 85% of American households.  Pinnacle’s record of success in

Villere Funds

making each of their brands number one in its respective segment over time fits well into our strategy of investing in market leaders.  Pinnacle provides the portfolio with a healthy dividend, with a yield currently hovering around 2.8%, and the possibility for growth as the company continues its strategy of buying and invigorating grocery and frozen food brands in North America.

One of our most successful holdings over the past several years, 3D Systems, has pulled back in 2014.  After hitting an all-time high of $96.42 on January 3rd, valuation and profitability concerns led to a 21.2% decline in share price.  While we agree that it is exceedingly difficult to put a valuation on this company, we tend to agree with the management team’s focus on expanding the business for the long term at the expense of near-term earnings.  Even with the pullback, though, shares were up 105.5% over the past year.  We have been buyers of the stock on weakness as we believe in the prospects for the business over the long term.

Another stock that we have written about in past shareholder letters is Conn’s.  As you may recall, Conn’s is a retailer of consumer products such as appliances, furniture, and electronics, primarily in Texas and the southwestern United States.  While shares were up 11.7% during the last year, 2014 has been a challenge.  In mid-February, management cautioned investors that while sales continued to grow at a rapid pace, earnings were likely to be below forecast due to difficulty collecting payment from their customers.  We continue to believe in the long term prospects for Conn’s, which continues to show industry-leading growth, and have been buyers of the stock on weakness.

Finally, we were honored to receive our third consecutive Lipper Fund Award for the highest consistent risk-adjusted return for both the 3-year and 5-year periods.  The awards were given for 2014 as of 11/30/13: among 151(3yr) & 140 (5yr); for 2013 as of 11/30/2012 among 151 (3yr) & 144 (5yr); and for 2012 as of 11/30/11 among 139 (3yr) & 134 (5 yr) mixed-asset target allocation growth funds, respectively.  More importantly, our clients have recognized our performance and rewarded us with their trust, as assets in the Balanced Fund have now surpassed $1 billion.  While a smaller number, we are just as pleased to have ended the quarter with $39.1 million in assets in the new Equity Fund.

We will continue to invest your money the way we always have, and will conduct extensive due diligence to assemble a portfolio of companies with great management teams, strong earnings power, and enviable market positions.  We will continue to maintain concentrated portfolios of only our best ideas.  As a result, our funds will likely be more volatile than our peers, but we believe that this will result in superior performance over the long term.

Villere Funds

We thank both our existing customers as well as all of the advisors who have purchased the Funds for their clients for doing their due diligence and scouring the planet for mutual funds.

Thank you for your investment in the Villere Equity Fund and the Villere Balanced Fund.

St. Denis J. Villere	George G. Villere

George V. Young	St. Denis J. Villere III

Lamar G. Villere, CFA

Footnotes:

The opinions expressed above are those of St. Denis J. Villere, George G. Villere, George V. Young, St. Denis J. Villere III, and Lamar G. Villere and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedule of Investments in the report for more complete information regarding fund holdings.  Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Each Lipper average represents a universe of Funds with similar investment objectives.

The Lipper Balanced Fund Index is an equally weighted performance index of the largest qualifying funds in the Lipper category.  The Lipper Mid Cap Growth Fund Index invest in at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s large-cap floor.  These indices are unmanaged and returns include reinvested dividends.  The S&P 500® Index is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance.  The Barclays Capital Intermediate Government/Credit Bond Index measures the performance of the United States dollar-denominated United States Treasuries, government-related and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year or less than 10 years.

It is not possible to invest directly in an index.

Free Cash Flow:  A measure of financial performance calculated as operating cash flow minus capital expenditures.  Free cash flow (FCF) represents the cash that a company is able to generate

Villere Funds

after laying out the money required to maintain or expand its asset base.  Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value.

Mutual fund investing involves risk; loss of principal is possible.  Investments in smaller and medium sized companies involve additional risks such as limited liquidity and greater volatility.  The Balanced Fund will invest in debt securities.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower rated and non-rated securities present a great risk of loss to principal and interest than higher rated securities.  The Equity Fund may invest in foreign securities.  Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.  These risks are magnified in emerging markets.  The Equity Fund’s ability to invest in initial public offerings (IPOs) involves a higher degree of risk than more seasoned companies.

A Lipper Fund Award is awarded to one fund in each Lipper classification for achieving the strongest trend of consistent risk-adjusted performance against its classification peers over a three, five or ten-year period.

Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Lipper.  Users acknowledge that they have not relied upon any warranty, condition, guarantee, or representation made by Lipper.  Any use of the data for analyzing, managing, or trading financial instruments is at the user’s own risk.  This is not an offer to buy or sell securities.  Lipper Analytical Services, Inc. is an independent mutual fund research and rating service.

The Lipper Fund Awards are part of the Thomson Reuters Awards for Excellence, a global family of awards that celebrate exceptional performance throughout the professional investment community.  The Thomson Reuters Awards for Excellence recognize the world’s top funds, fund management firms, sell-side firms, research analysts and investor relations teams.  The Thomson Reuters Awards for Excellence also include the Extel Survey Awards, the StarMine Analyst Awards, and the StarMine Broker Rankings.  For more information, please contact markets.awards@thomsonreuters.com or visit excellence.thomsonreuters.com.

Bloomberg Rankings are derived from the returns of the Funds.  A fund’s return number is generated as simple price appreciation, plus any dividends paid out by the funds.  Returns are then compared to all other fund on the system within the U.S. (those listed on NASDAQ) and to those funds that share the same objective within the U.S.  Past performance is not indicative of future results.

Morningstar Rankings represent a fund’s total-return rank relative to all funds that have the same Morningstar Category.  The Morningstar percentile ranking is based on the fund’s total-return percentile rank relative to all funds that have the same category for the same time period.  The highest (or most favorable) percentile rank is 1%, and the lowest (or least favorable) percentile rank is 100%.  Morningstar total return includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees.

© 2014 Morningstar inc.  All rights reserved.  The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.  Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Must be preceded or accompanied by a current prospectus.

The Funds are distributed by Quasar Distributors, LLC. 5/14

Villere Funds

SECTOR ALLOCATION at February 28, 2014 (Unaudited)

Villere Balanced Fund

Sector Allocation	Percent of Net Assets

Finance & Insurance	25.1%
General Manufacturing	24.1%
Food Manufacturing	9.1%
Mining	8.9%
Computer & Electronic Products	8.2%
Retail Trade	6.3%
Professional, Scientific & Technical Services	3.9%
Money Market Funds	3.7%
Real Estate, Rental & Leasing	3.2%
Information	2.5%
Chemical Manufacturing	2.2%
Utilities	1.4%
Transportation & Warehousing	1.2%
Services	0.2%
Liabilities in Excess of Other Assets*	0.0%
Total	100.0%

* Less than 0.0% of net assets.

Villere Equity Fund

Sector Allocation	Percent of Net Assets

General Manufacturing	25.8%
Finance & Insurance	15.7%
Mining	11.7%
Food Manufacturing	9.1%
Money Market Funds	9.1%
Retail Trade	8.4%
Professional, Scientific & Technical Services	7.9%
Real Estate, Rental & Leasing	5.2%
Wholesale Trade	4.9%
Computer & Electronic Products	2.7%
Liabilities in Excess of Other Assets	(0.5%)
Total	100.0%

Villere Funds

EXPENSE EXAMPLE For the Six Months Ended February 28, 2014 (Unaudited)

As a shareholder of the Villere Balanced Fund and Villere Equity Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/13 – 2/28/14).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee.  A redemption fee equal to 2% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Villere Equity Fund.  To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before

Villere Funds

EXPENSE EXAMPLE For the Six Months Ended February 28, 2014 (Unaudited) (Continued)

expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Villere Balanced Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/13	Value 2/28/14	9/1/13 – 2/28/14*
Actual	$1,000.00	$1,080.70	$4.39
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.58	$4.26

*
Expenses are equal to the Villere Balanced Fund’s annualized expense ratio for the most recent six-month period of 0.85% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Villere Equity Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/13	Value 2/28/14	9/1/13 – 2/28/14**
Actual	$1,000.00	$1,076.80	$6.44
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.60	$6.26

**
Expenses are equal to the Villere Equity Fund’s annualized expense ratio of 1.25% (reflecting fee waivers in effect) multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2014 (Unaudited)

Shares		Value

COMMON STOCKS: 60.4%

Aerospace Products
& Services: 3.1%
448,300	BE Aerospace,
	Inc.*	$37,769,275

Computer & Electronic
Products: 4.3%
47,030	Apple, Inc.	24,749,067
325,000	Varian Medical
	Systems, Inc.*	27,244,750
		51,993,817

Credit
Intermediation: 5.2%
773,212	Euronet
	Worldwide,
	Inc.*	29,583,091
148,000	Visa, Inc.	33,439,120
		63,022,211

Electronics &
Appliance Stores: 2.2%
724,766	Conn’s, Inc.*	25,946,623

Food
Manufacturing: 10.6%
1,731,747	Flowers
	Foods, Inc.	35,622,036
483,850	Ingredion, Inc.	31,856,684
735,000	Mondelez
	International,
	Inc.	25,012,050
1,294,482	Pinnacle
	Foods Inc.	36,659,730
		129,150,500

Furniture
Manufacturing: 3.0%
1,145,465	Leggett &
	Platt, Inc.	36,712,153

Health Care
Equipment: 2.8%
492,930	Edwards
	Lifesciences
	Corp.*	34,386,797

Insurance Carriers: 4.9%
471,400	Endurance
	Specialty
	Holdings
	Ltd.	24,578,796
467,000	Express Scripts
	Holding Co.*	35,169,770
		59,748,566

Machinery: 3.5%
565,000	3D Systems
	Corp.*	42,917,400

Merchant Wholesalers &
Durable Goods: 3.0%
1,304,500	LKQ Corp.*	36,382,505

Oil & Gas Extraction: 6.6%
1,413,684	ION
	Geophysical
	Corp.*	5,753,694
815,557	Oasis
	Petroleum,
	Inc.*	35,533,818
1,280,902	Sanchez Energy
	Corp.*	38,158,071
		79,445,583

Professional, Scientific &
Technical Services: 3.5%
1,264,179	EPIQ Systems,
	Inc.1	17,926,059
1,354,844	Luminex
	Corp.*1	25,037,517
		42,963,576

Real Estate: 3.2%
284,000	The Howard
	Hughes Corp.*	39,200,520

Retail: 3.0%
770,800	Sotheby’s	36,235,308

Sporting & Recreation
Goods: 1.5%
326,800	Pool Corp.	19,104,728

TOTAL
COMMON STOCKS
(Cost $604,281,653)		734,979,562

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2014 (Unaudited) (Continued)

Shares		Value

CONVERTIBLE
PREFERRED STOCKS: 2.8%

Credit Intermediation: 2.8%
30,052	Bank of
	America
	Corp.	$34,651,158
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $31,742,944)		34,651,158

Principal
Amount

CORPORATE BONDS: 33.1%

Administrative &
Support Services: 0.0%^
	Western Union
	Co., 1.234%,4
$475,000	8/21/15	478,715

Aerospace Products
& Services: 0.9%
	BE Aerospace,
	Inc., 5.250%,
10,492,000	4/01/22	10,872,335

Air Transportation: 0.1%
	The Boeing Co.,
	3.750%,
1,000,000	11/20/16	1,074,113

Beverage & Tobacco
Products: 1.5%
	Altria Group,
	Inc., 2.850%,
5,000,000	8/09/22	4,696,310
	Anheuser-
	Busch InBev
	Financial, Inc.,
	0.800%,
4,000,000	1/15/16	4,015,492
	Diageo Capital
	PLC, 0.625%,
1,750,000	4/29/16	1,745,700
	PepsiCo, Inc.,
	3.125%,
7,000,000	11/01/20	7,215,922
		17,673,424

Building Material, Garden
& Supplies Dealers: 0.2%
	The Home
	Depot, Inc.,
	5.400%,
2,000,000	3/01/16	2,191,592

Chemical
Manufacturing: 2.5%
	AbbVie, Inc.,
	1.750%,
5,000,000	11/06/17	5,040,715
	GlaxoSmithKline
	PLC, 1.500%,
6,000,000	5/08/17	6,078,270
	Johnson &
	Johnson,
	0.700%,
4,000,000	11/28/16	4,007,524
	McKesson
	Corp., 4.750%,
1,748,000	3/01/21	1,912,452
	Merck & Co.
	Inc., 0.700%,
2,000,000	5/18/16	2,005,666
	Pfizer, Inc.,
	6.200%,
5,700,000	3/15/19	6,834,631
	Procter &
	Gamble Co.,
	3.100%,
4,500,000	8/15/23	4,483,480
		30,362,738

Commercial Finance: 0.5%
	General Electric
	Capital Corp.,
	4.375%,
4,775,000	9/16/20	5,251,903

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2014 (Unaudited) (Continued)

Principal
Amount		Value

Commercial Finance: 0.5%
(Continued)
	John Deere
	Capital Corp.,
	2.250%,
$500,000	4/17/19	$506,860
		5,758,763

Computer & Electronic
Products: 3.9%
	Dell Computer
	Corp., 7.100%,
5,000,000	4/15/28	4,750,000
	Hewlett-Packard
	Co., 3.750%,
12,000,000	12/01/20	12,274,836
	Intel Corp.,
	2.700%,
10,000,000	12/15/22	9,512,540
	Medtronic, Inc.,
	2.750%,
4,500,000	4/01/23	4,285,080
	Northrop
	Grumman
	Corp., 3.250%,
5,250,000	8/01/23	5,053,503
	Nucor Corp.,
	4.000%,
4,000,000	8/01/23	4,041,300
	Texas
	Instruments,
	Inc., 1.000%,
7,750,000	5/01/18	7,595,457
		47,512,716

Credit Intermediation: 9.1%
	Bank America
	Corp., 1.250%,
4,750,000	1/11/16	4,783,882
	BB&T Corp.,
	1.450%,
9,750,000	10/03/16	9,892,506
	1.050%,
10,000,000	12/01/16	10,036,540
	4.900%,
1,000,000	6/30/17	1,104,512
	1.450%,
4,675,000	1/12/18	4,639,058
	2.250%,
6,150,000	2/01/19	6,198,708
	Capital One
	NA, 1.500%,
14,085,000	3/22/18	13,911,698
	Citigroup, Inc.,
	2.250%,
2,000,000	8/07/15	2,040,914
	Discover Bank,
	2.000%,
9,605,000	2/21/18	9,602,551
	Ford Motor
	Credit Co.
	LLC, 2.875%,
2,500,000	10/01/18	2,568,970
	JPMorgan
	Chase & Co.,
	4.875%,
500,000	3/15/14	500,626
	3.150%,
3,000,000	7/05/16	3,154,749
	1.800%,
5,000,000	1/25/18	5,011,830
	1.625%,
10,200,000	5/15/18	10,100,917
	2.350%,
14,075,000	1/28/19	14,148,472
	PNC Bank NA,
	1.150%,
5,000,000	11/01/16	5,030,385
	Royal Bank Of
	Canada,
	1.500%,
2,000,000	1/16/18	1,997,996
	Sumitomo
	Mitsui
	Banking Corp.,
	0.900%,
4,000,000	1/18/16	4,013,312

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2014 (Unaudited) (Continued)

Principal
Amount		Value

Credit Intermediation: 9.1%
(Continued)
	Whitney
	National
	Bank, 5.875%,
$2,650,000	4/01/17	$2,803,938
		111,541,564

Fabricated Metal
Products: 0.5%
	Stanley Black &
	Decker, Inc.,
	2.900%,
5,765,000	11/01/22	5,556,549

Food Manufacturing: 2.0%
	Campbell Soup
	Co., 2.500%,
6,045,000	8/02/22	5,489,894
	Kellogg Co.,
	3.250%,
5,000,000	5/21/18	5,280,860
	Kraft Foods
	Group, Inc.,
	5.375%,
6,100,000	2/10/20	6,973,038
	Mondelez
	International,
	Inc., 2.250%,
6,575,000	2/01/19	6,585,027
		24,328,819

Food Services & Drinking
Places: 0.2%
	Starbucks Corp.,
	0.875%,
2,800,000	12/05/16	2,799,586

Furniture
Manufacturing: 0.2%
	Leggett & Platt,
	Inc., 4.650%,
1,500,000	11/15/14	1,544,901
	3.400%,
970,000	8/15/22	953,532
		2,498,433

General
Merchandising: 0.9%
	Wal-Mart Stores,
	Inc., 3.250%,
10,500,000	10/25/20	10,915,663

Insurance Carriers: 0.2%
	AFLAC, Inc.,
	4.000%,
2,000,000	2/15/22	2,109,260

Machinery
Manufacturing: 0.1%
	Cummins, Inc.,
	3.650%,
1,200,000	10/01/23	1,222,355

Mining: 0.4%
	ION
	Geophysical
	Corp., 8.125%,
5,000,000	5/15/182	4,787,500

Motion Picture &
Entertainment: 0.4%
	Viacom, Inc.,
	3.500%,
500,000	4/01/17	533,164
	2.500%,
250,000	9/01/18	255,485
	3.250%,
4,395,000	3/15/23	4,223,063
		5,011,712

Oil & Gas: 2.0%
	Occidental
	Petroleum
	Corp., 2.700%,
9,000,000	2/15/23	8,547,579
	Phillips 66,
	4.300%,
10,000,000	4/01/22	10,568,880
	Sandridge
	Energy,
	Inc., 7.500%,
1,000,000	3/15/21	1,062,500

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2014 (Unaudited) (Continued)

Principal
Amount		Value

Oil & Gas: 2.0% (Continued)
	Stone Energy
	Corp., 7.500%,
$4,000,000	11/15/22	$4,330,000
		24,508,959

Professional, Scientific &
Technical Services: 0.4%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	4,811,654

Rail Transportation: 1.1%
	Norfolk
	Southern
	Corp., 3.000%,
13,640,000	4/01/22	13,385,041

Retail: 0.1%
	Amazon.com,
	Inc., 2.500%,
1,250,000	11/29/22	1,168,727

Securities & Financial
Services: 2.3%
	Goldman Sachs
	Group, Inc.,
	5.375%,
20,100,000	3/15/20	22,670,991
	5.250%,
5,000,000	7/27/21	5,577,595
	Merrill Lynch &
	Co., Inc.,
	6.875%,
250,000	11/15/18	301,269
		28,549,855

Telecommunications: 2.1%
	AT&T, Inc.,
	1.600%,
22,000,000	2/15/17	22,253,286
	Vodafone
	Group PLC,
	4.625%,
2,150,000	7/15/18	2,397,235
	4.375%,
1,000,000	3/16/21	1,077,682
		25,728,203

Transportation
Equipment: 0.1%
	Lockheed
	Martin
	Corp., 4.250%,
1,000,000	11/15/19	1,094,172

Utilities: 1.4%
	Duke Energy
	Corp., 2.150%,
2,800,000	11/15/16	2,889,132
	Entergy
	Mississippi,
	Inc., 3.100%,
5,000,000	7/01/23	4,836,085
	Southern Co.,
	2.450%,
6,600,000	9/01/18	6,788,041
	Wisconsin
	Electric Power
	Co.,1.700%,
2,100,000	6/15/18	2,102,862
		16,616,120
TOTAL CORPORATE
BONDS
(Cost $399,639,409)		402,558,568

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2014 (Unaudited) (Continued)

Shares	Value

SHORT-TERM INVESTMENTS: 3.7%

Money Market Funds: 3.7%
33,954,950	Federated
Treasury
Obligation
Fund –
Trust Shares,
0.010%3	$33,954,950
11,495,676	Fidelity Money
Market
Portfolio –
Select Class,
0.010%3	11,495,675
45,450,625
TOTAL SHORT-TERM
INVESTMENTS
(Cost $45,450,625)	45,450,625
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $1,081,114,631)	1,217,639,913
Liabilities in Excess of
Other Assets: 0.0%^	(396,261)
TOTAL NET
ASSETS: 100.0%	$1,217,243,652

*	Non-income producing security.
1	A portion of this security is considered illiquid. See Note 2 in Notes to Financial Statements.
2
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.  At February 28, 2014, cost of the security was $5,000,000, it was acquired on 5/8/2013 and the value of this security amounts to $4,787,500 or 0.4% of net assets.

3	Seven-day yield as of February 28, 2014.
4	Variable rate.
^	Amount is less than 0.05%.

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at February 28, 2014 (Unaudited)

Shares		Value

COMMON STOCKS: 91.4%

Aerospace Products
& Services: 5.1%
23,550	BE Aerospace,
	Inc.*	$1,984,087

Computer & Electronic
Products: 5.6%
2,135	Apple, Inc.	1,123,522
12,750	Varian Medical
	Systems, Inc.*	1,068,833
		2,192,355

Credit Intermediation: 8.2%
50,000	Euronet
	Worldwide, Inc.*	1,913,000
5,700	Visa, Inc.	1,287,858
		3,200,858

Electronics &
Appliance Stores: 3.3%
35,900	Conn’s, Inc.*	1,285,220

Food Manufacturing: 9.1%
96,700	Flowers
	Foods, Inc.	1,989,119
23,750	Ingredion, Inc.	1,563,700
		3,552,819

Furniture
Manufacturing: 5.0%
61,400	Leggett &
	Platt, Inc.	1,967,870

Health Care
Equipment: 5.3%
29,850	Edwards
	Lifesciences
	Corp.*	2,082,336

Insurance Carriers: 7.5%
23,100	Endurance
	Specialty
	Holdings Ltd.	1,204,434
23,050	Express Scripts
	Holding Co.*	1,735,896
		2,940,330

Machinery: 4.3%
22,150	3D Systems
	Corp.*	1,682,514

Merchant Wholesalers
& Durable Goods: 4.9%
68,500	LKQ Corp.*	1,910,465

Oil & Gas Extraction: 11.7%
139,900	ION Geophysical
	Corp.*	569,393
42,400	Oasis Petroleum,
	Inc.*	1,847,368
72,600	Sanchez Energy
	Corp.*	2,162,754
		4,579,515

Professional, Scientific
& Technical Services: 7.9%
87,000	EPIQ Systems,
	Inc.1	1,233,660
100,500	Luminex Corp.*1	1,857,240
		3,090,900

Real Estate: 5.1%
14,600	The Howard
	Hughes Corp.*	2,015,238

Retail: 5.1%
42,300	Sotheby’s	1,988,523

Sporting & Recreation
Goods: 3.3%
22,200	Pool Corp.	1,297,812

TOTAL COMMON STOCKS
(Cost $33,410,581)		35,770,842

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at February 28, 2014 (Unaudited) (Continued)

Shares		Value

SHORT-TERM INVESTMENTS: 9.1%

Money Market Fund: 9.1%
1,146,384	Federated Treasury
	Obligation Fund –
	Trust Shares,
	0.010%2	$1,146,384
1,138,835	Fidelity Money
	Market Portfolio –
	Select Class,
	0.010%2	1,138,835
1,264,842	Invesco Short-Term
	Treasury
	Portfolio –
	Institutional Class,
	0.010%2	1,264,842
		3,550,061
TOTAL SHORT-TERM
INVESTMENTS
(Cost $3,550,061)		3,550,061
TOTAL INVESTMENTS
IN SECURITIES: 100.5%
(Cost $36,960,642)		39,320,903
Liabilities in Excess of
Other Assets: (0.5)%		(198,332)
TOTAL NET
ASSETS: 100.0%		$39,122,571

*	Non-income producing security.
1	A portion of this security is considered illiquid. See Note 2 in Notes to Financial Statements.
2	Seven-day yield as of February 28, 2014.

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF ASSETS AND LIABILITIES at February 28, 2014 (Unaudited)

	Villere	Villere
	Balanced Fund	Equity Fund
ASSETS
Investments in securities, at value
(Cost $1,081,114,631 and $36,960,642, respectively)	$1,217,639,913	$39,320,903
Cash	47	47
Receivables:
Fund shares sold	3,615,362	24,888
Dividends and interest	6,895,479	177,252
Prepaid expenses	49,698	2,298
Total assets	1,228,200,499	39,525,388

LIABILITIES
Payables:
Investments securities purchased	4,518,638	209,508
Fund shares redeemed	5,582,054	99,910
Investment advisory fees, net	692,081	22,224
Administration fees	110,597	4,718
Trustee fees	1,820	1,270
Fund accounting fees	35,278	4,450
Transfer agent fees	3,249	2,446
Custody fees	463	6,192
Chief Compliance Officer fees	786	1,130
Other accrued expenses	11,881	50,969
Total liabilities	10,956,847	402,817
NET ASSETS	$1,217,243,652	$39,122,571

COMPONENTS OF NET ASSETS
Paid-in capital	$1,070,118,773	$36,902,524
Undistributed net investment income	4,078,267	55,146
Accumulated net realized gain (loss) on investments	6,521,330	(195,360)
Net unrealized appreciation on investments	136,525,282	2,360,261
Net assets	$1,217,243,652	$39,122,571

Net Assets	$1,217,243,652	$39,122,571
Shares issued and outstanding (unlimited number of
shares authorized without par value)	48,372,230	3,531,817
Net asset value, offering, and redemption price per share	$25.16	$11.08

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF OPERATIONS For the Six-Months Ended February 28, 2014 (Unaudited)

	Villere	Villere
	Balanced Fund	Equity Fund
INVESTMENT INCOME
Interest	$4,347,834	$422
Dividends	6,717,752	280,734
Total investment income	11,065,586	281,156

EXPENSES
Investment advisory fees	3,911,137	122,117
Administration fees	305,547	14,807
Fund accounting fees	45,409	15,009
Transfer agent fees	34,180	9,089
Registration fees	31,403	11,356
Custody fees	29,309	9,793
Miscellaneous expense	15,980	5,606
Reports to shareholders	12,300	8,587
Audit fees	11,340	10,909
Trustee fees	6,541	6,569
Chief Compliance Officer fees	4,208	4,505
Legal fees	3,619	4,601
Insurance expense	37	115
Total expenses	4,411,010	223,063
Less: fees waived	—	(19,535)
Net expenses	4,411,010	203,528
Net investment income	6,654,576	77,628

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	8,137,783	(195,360)
Change in net unrealized appreciation on investments	56,992,601	2,066,760
Net realized and unrealized gain on investments	65,130,384	1,871,400
Net increase in net assets resulting from operations	$71,784,960	$1,949,028

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$6,654,576	$2,605,172
Net realized gain on investments	8,137,783	15,941,559
Change in net unrealized appreciation
on investments	56,992,601	49,126,105
Net increase in net assets
resulting from operations	71,784,960	67,672,836

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,283,121)	(1,599,547)
From net realized gain	(16,849,135)	(4,341,351)
Total distributions to shareholders	(21,132,256)	(5,940,898)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares(1)	346,274,904	540,711,174
Total increase in net assets	396,927,608	602,443,112

NET ASSETS
Beginning of period/year	820,316,044	217,872,932
End of period/year	$1,217,243,652	$820,316,044
Undistributed net investment income	$4,078,267	$1,706,812

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2014		Year Ended
	(Unaudited)		August 31, 2013
	Shares	Value	Shares	Value
Shares sold	19,662,926	$492,145,171	29,339,906	$662,735,363
Shares issued in
reinvestment of
distributions	780,474	19,418,186	274,646	5,638,495
Shares redeemed	(6,611,509)	(165,288,453)	(5,742,495)	(127,662,684)
Net increase	13,831,891	$346,274,904	23,872,057	$540,711,174

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Period Ended
	(Unaudited)	August 31, 2013*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$77,628	$(22,482)
Net realized loss on investments	(195,360)	—
Change in net unrealized appreciation
on investments	2,066,760	293,501
Net increase in net assets
resulting from operations	1,949,028	271,019

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares(1)	13,390,847	23,511,677
Total increase in net assets	15,339,875	23,782,696

NET ASSETS
Beginning of period	23,782,696	—
End of period	$39,122,571	$23,782,696
Undistributed (accumulated) net
investment income (loss)	$55,146	$(22,482)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2014		Period Ended
	(Unaudited)		August 31, 2013*
	Shares	Value	Shares	Value
Shares sold	1,309,777	$14,372,610	2,342,379	$23,831,490
Shares redeemed(2)	(89,378)	(981,763)	(30,961)	(319,813)
Net increase	1,220,399	$13,390,847	2,311,418	$23,511,677

(2)	Net of redemption fees of $4,912.

* Fund commenced operations on May 31, 2013.

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 28,
	2014		Year Ended August 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value,
beginning of period/year	$23.75		$20.42	$17.79	$13.41	$12.66	$14.21

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.11	0.08	0.10	0.19	0.16
Net realized and
unrealized gain (loss)
on investments	1.77		3.69	3.07	4.46	0.72	(1.42)
Total from
investment operations	1.90		3.80	3.15	4.56	0.91	(1.26)

LESS DISTRIBUTIONS:
From net
investment income	(0.10)		(0.13)	(0.13)	(0.18)	(0.16)	(0.12)
From net realized gain	(0.39)		(0.34)	(0.39)	—	—	(0.17)
Total distributions	(0.49)		(0.47)	(0.52)	(0.18)	(0.16)	(0.29)
Net asset value,
end of period/year	$25.16		$23.75	$20.42	$17.79	$13.41	$12.66

Total return	8.07	%^	18.96%	18.25%	34.10%	7.16%	(8.53)%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$1,217.2		$820.3	$217.9	$86.4	$50.6	$48.6

Portfolio turnover rate	6	%^	17%	17%	40%	27%	39%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
After fees	0.85	%+	0.90%	1.00%	1.11%	1.17%	1.28%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
After fees	1.28	%+	0.58%	0.68%	0.76%	1.31%	1.42%

^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months Ended
	February 28, 2014		Period Ended
	(Unaudited)		August 31, 2013*
Net asset value, beginning of period	$10.29		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03		(0.01)
Net realized and unrealized gain on investments	0.76		0.30
Total from investment operations	0.79		0.29
Paid-in capital from redemption fees	0.00	(1)	—
Net asset value, end of period	$11.08		$10.29

Total return	7.68	%^	2.90	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$39.1		$23.8

Portfolio turnover rate	3	%^	0	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.37	%+	2.40	%+
After fees absorbed or recouped	1.25	%+	1.25	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.36	%+	(1.69	)%+
After fees absorbed or recouped	0.48	%+	(0.54	)%+

*	The fund commenced operations on May 31, 2013.
^	Not Annualized.
+	Annualized.
(1)	Amounts less than $0.005.

The accompanying notes are an integral part of these financial statements.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Villere Balanced Fund and the Villere Equity Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Villere Balanced Fund commenced operations on September 30, 1999.  The Villere Equity Fund commenced operations on May 31, 2013.

The investment objective of the Villere Balanced Fund is to seek long-term capital growth, consistent with preservation of capital and balanced by current income.  The Villere Balanced Fund seeks to achieve its objective by investing in a combination of equity securities and high quality fixed income obligations.

The Villere Equity Fund seeks to achieve long term growth.  The Villere Equity Fund seeks to achieve its objective by investing in equity securities.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity,

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2014 (Unaudited) (Continued)

ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2014 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of February 28, 2014.  See the Schedule of Investments for industry breakouts.

Villere Balanced Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$734,979,562	$—	$—	$734,979,562
Convertible
Preferred Stock	34,651,158	—	—	34,651,158
Corporate Bonds	—	402,558,568	—	402,558,568
Short-Term
Investments	45,450,625	—	—	45,450,625
Total Investments
in Securities	$815,081,345	$402,558,568	$—	$1,217,639,913

Villere Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$35,770,842	$—	$—	$35,770,842
Short-Term
Investments	3,550,061	—	—	3,550,061
Total Investments
in Securities	$39,320,903	$—	$—	$39,320,903

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2014 (Unaudited) (Continued)

It is the Funds’ policy to recognize transfers between levels at the end of each Funds’ reporting period.

There were no transfers made into or out of Level 1, 2, or 3 as of the six months ended February 28, 2014.

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of February 28, 2014, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.

Each Fund identifies its major tax jurisdiction as U.S. Federal and State of Massachusetts.  However, as of February 28, 2014, neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2014 (Unaudited) (Continued)

value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Funds is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Illiquid Securities.  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  Illiquid securities are disclosed on the Funds’ Statement of Investments.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2014 (Unaudited) (Continued)

I.
Subsequent Events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ Financial Statements.

J.
Recently Issued Accounting Pronouncement.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management has evaluated ASU 2013-01 and determined there is no impact to the Funds.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

St. Denis J. Villere & Company, LLC (the “Adviser”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75%  for the Villere Balanced Fund and Villere Equity Fund based upon the average daily net assets of each Fund.  For the six months ended February 28, 2014, the Villere Balanced Fund incurred $3,911,137 and the Villere Equity Fund incurred $122,117 in advisory fees.

The Adviser has contractually agreed to limit each Fund’s annual ratio of expenses to 0.99%, and 1.25% of average daily net assets for the Villere Balanced Fund and Villere Equity Fund, respectively.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended February 28, 2014, the Adviser waived $19,535 in fees for the Villere Equity Fund.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2014 (Unaudited) (Continued)

The Adviser is permitted to seek reimbursement from each respective Fund, subject to limitations for fees waived and/or Funds’ expenses it pays over the following three years after payment.  At February 28, 2014, the remaining cumulative unreimbursed amounts paid and/or waived by the advisor on behalf of the Funds that may be recouped are shown in the table below.  The Adviser may recapture a portion of the unreimbursed amounts no later than the date stated.

Villere Equity Fund

Expiration	Amount
December 31, 2016	$48,196
December 31, 2017	19,535

Each Fund must pay current ordinary operating expenses before the Adviser is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the fund.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the six months ended February 28, 2014 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. (the “Custodian”) serves as the Funds’ custodian.  Both the Distributor and Custodian are affiliates of the Administrator.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2014 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2014, the cost of purchases and proceeds from the sales of securities, excluding short-term investments for the year ended were as follows:

	Purchases	Sales
Villere Balanced Fund	$447,471,552	$54,535,048
Villere Equity Fund	$15,184,687	$897,279

For the six months ended February 28, 2014, there were no purchases or sales of U.S. Government obligations in the Villere Balanced Fund or the Villere Equity Fund.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended February 28, 2014 (estimated) and the year ended August 31, 2013 for the Villere Balanced Fund were as follows:

	2014	2013
Distributions paid from:
Ordinary income	$6,094,421	$2,668,629
Long-term capital gain	15,037,835	3,272,269
	$21,132,256	$5,940,898

The Fund designated as long-term capital gain dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2013.

There were no distributions paid during the six months ended February 28, 2014 or the period ended August 31, 2013 for Villere Equity Fund.

As of August 31, 2013,  the components of distributable earnings on a tax basis were as follows:

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2014 (Unaudited) (Continued)

Villere Balanced Fund

Cost of investments	$762,354,983
Gross tax unrealized appreciation	95,677,328
Gross tax unrealized depreciation	(16,144,647)
Net tax unrealized appreciation	79,532,681
Undistributed ordinary income	3,282,185
Undistributed long-term capital gain	13,657,309
Total distributable earnings	16,939,494
Other accumulated losses	—
Total accumulated gains	$96,472,175

Villere Equity Fund

Cost of investments	$23,493,844
Gross tax unrealized appreciation	866,557
Gross tax unrealized depreciation	(573,056)
Net tax unrealized appreciation	293,501
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(22,482)
Total accumulated gains	$271,019

Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At August 31, 2013, the Villere Equity Fund deferred, on a tax basis, qualified late year losses, consisting of ordinary late year losses of $22,482.

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility to be used for temporary or extraordinary purposes related to Fund redemptions.  The maximum amounts available for each Fund is $45,000,000 and $2,500,000 for the Villere Balanced Fund and Villere Equity Fund respectively.  During the six months ended February 28, 2014, the Funds did not draw on the line of credit and there was no loan payable balance for the Funds at February 28, 2014.

Villere Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 209-1129 or by accessing the Funds’ web site at www.villere.com.  Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 209-1129.  Furthermore, you can obtain the Funds, proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. Each Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (866) 209-1129.  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on the Funds’ web site at www.villere.com within five business days after the calendar quarter end.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 209-1129 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 209-1129. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.villere.com.

(This Page Intentionally Left Blank.)

Villere Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
St. Denis J. Villere & Company, LLC
601 Poydras Street, Suite 1808
New Orleans, LA 70130-6308

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 209-1129

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

Villere Balanced Fund	Villere Equity Fund
Symbol – VILLX	Symbol – VLEQX
CUSIP – 742935539	CUSIP – 74316J391

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
Elaine E. Richards, President

Date    April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
Elaine E. Richards, President

Date    April 28, 2014

By (Signature and Title) /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date    April 29, 2014

* Print the name and title of each signing officer under his or her signature.